Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income (Loss) Before Provision (Benefit) for Income Taxes

Income before provision for income taxes consists of the following:

	Years Ended December 31,
	2022	2021	2020
U.S.	$734,126	$574,737	$22,349
Non – U.S.	314,837	196,005	231,565
Income before income taxes	$1,048,963	$770,742	$253,914

Provision (Benefit) for Income Taxes

The provision for income taxes consists of the following:

	Years Ended December 31,
	2022	2021	2020
Current:
U.S. Federal	$59,675	$71,180	$65,143
State	28,770	34,439	28,325
Non – U.S.	31,036	32,071	6,941
	119,481	137,690	100,409
Deferred:
U.S. Federal	95,397	51,534	(36,659)
State	16,840	5,093	(8,762)
Non – U.S.	(18,756)	(42,064)	(5,066)
	93,481	14,563	(50,487)
Provision for income taxes	$212,962	$152,253	$49,922

Significant Components of Deferred Income Tax Assets and Liabilities

The significant components of deferred income tax assets and liabilities, reduced by valuation allowances as applicable, are presented below:

	December 31,
	2022	2021
Deferred income tax assets:
Accrued expenses	$33,680	$31,840
Compensation	23,194	22,545
Contingent liabilities	19,966	21,268
Tax credits and loss carryforwards	33,019	24,415
Interest rate swaps	—	13,536
Finance costs	13,856	24,264
Gross deferred income tax assets	123,715	137,868
Less: Valuation allowance	—	—
Total deferred income tax assets	123,715	137,868

Deferred income tax liabilities:
Goodwill and other intangibles	(434,500)	(397,855)
Property and equipment	(579,615)	(484,519)
Landfill closure and post-closure	(22,745)	(18,597)
Prepaid expenses	(15,088)	(11,534)
Investment in subsidiaries	(69,257)	(69,286)
Interest rate swaps	(8,429)	—
Other	(7,823)	(6,998)
Total deferred income tax liabilities	(1,137,457)	(988,789)
Net deferred income tax liability	$(1,013,742)	$(850,921)

Differences between Income Tax Provision in Statements of Net Income and Income Tax Provision Computed at Federal Statutory Rate

	Years Ended December 31,
	2022	2021	2020
U.S. federal statutory rate	21.0%	21.0%	21.0%
State taxes, net of federal benefit	4.2	4.7	4.5
Deferred income tax liability adjustments	—	0.3	1.6
Effect of international operations	(4.0)	(6.3)	(7.0)
Other	(0.9)	0.1	(0.4)
	20.3%	19.8%	19.7%